Employee benefit plans (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
France
Discount rate	0.70%	1.50%	1.31%
Expected rate of return on plan assets
Salary increases	3.00%	3.00%	3.00%
Switzerland
Discount rate	0.25%
Expected rate of return on plan assets	1.50%
Salary increases	1.50%
Switzerland | Minimum
Discount rate		0.80%	0.60%
Expected rate of return on plan assets		1.50%	1.50%
Salary increases		0.50%	0.50%
Switzerland | Maximum
Discount rate		0.90%	0.70%
Expected rate of return on plan assets		2.00%	2.00%
Salary increases		1.50%	1.50%
India
Discount rate	7.30%	7.72%	6.90%
Expected rate of return on plan assets
Salary increases	9.00%	9.00%	3.00%